Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment, Net
Property, plant and equipment, net, consisted of the following:

	As of December 31,
	2021	2022
Construction in process (i)	1,760,259	3,858,358
Machinery and equipment	1,123,512	2,589,709
Buildings (ii)	860,556	2,206,923
Molds and toolings	1,178,385	1,505,876
Vehicles	717,976	867,434
Leasehold improvements	376,219	681,341
Charging infrastructure	262,678	369,994
Computer and electronic equipment	147,273	282,082
Others	93,950	130,864

Sub-total	6,520,808	12,492,581

Less: Accumulated depreciation	(1,002,246)	(1,788,193)
Less: Impairment (iii)	(93,786)	(97,643)

Property, plant and equipment, net	5,424,776	10,606,745